RIGHT-OF-USE ASSETS - Schedule of right-of-use assets in the statement of income (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right-of-use assets	$ (2,973)	$ (3,374)	$ (3,664)
Interest expense	(1,034)	(1,038)	(1,088)
Impairment expense				$ (13,600)
Gain on lease termination	3,877	0	0
Total	(621)	(9,439)	(9,415)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment expense	(491)	(5,027)	(4,663)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right-of-use assets	(1,779)	(2,094)	(2,380)
Buildings | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment expense	(491)	(5,027)
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right-of-use assets	(1,194)	(1,280)	$ (1,284)
Cars | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment expense	$ 0	$ 0